UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-23035

          The Gabelli Go Anywhere Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                             Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                             Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:   December 31

Date of reporting period:   June 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Go Anywhere Trust

Semiannual Report — June 30, 2020

To Our Shareholders,

For the six months ended June 30, 2020, the net asset value (NAV) total return of The Gabelli Go Anywhere Trust (the Fund) was (38.9)%, compared with a total return of (3.1)% for the Standard & Poor’s (S&P) 500 Index. The total return for the Fund’s publicly traded shares was (35.3)%. The Fund’s NAV per share was $10.73, while the price of the publicly traded shares closed at $9.67 on the NYSE American. See below for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2020.

Comparative Results

Average Annual Returns through June 30, 2020 (a) (Unaudited)
	Year to Date	1 Year	2 Year	3 Year	Since Inception (11/02/16)
Gabelli Go Anywhere Trust
NAV Total Return (b)	(38.88)%	(33.85)%	(22.43)%	(14.11)%	(10.77)%
Investment Total Return (c)	(35.30)	(36.13)	(27.70)	(13.05)	(43.99)
S&P 500 Index	(3.08)	7.51	8.95	10.73	13.52

(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. The Fund’s use of leverage may magnify the volatility of net assets value changes versus funds that do not employ leverage. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The S&P 500 Index is an unmanaged indicator of stock market performance. Dividends are considered reinvested. You cannot invest directly in an index.

(b)

The total returns reflect changes in the NAV per share and are net of expenses. The since inception return is based on a NAV of $18.46 as of November 2, 2016. During the period September 2, 2016 through November 1, 2016, the Fund traded as a combination.

(c)

The total returns reflect changes in closing market value on the NYSE American. The since inception return is based on a price of $19.75 as of November 2, 2016. During the period September 2, 2016 through November 1, 2016, the Fund traded as a combination.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments as of June 30, 2020:

The Gabelli Go Anywhere Trust

U.S. Government Obligations	48.5%
Financial Services	5.7%
Health Care	4.7%
Cable and Satellite	4.1%
Machinery	3.7%
Equipment and Supplies	3.3%
Building and Construction	3.1%
Entertainment	2.9%
Real Estate	2.9%
Food and Beverage	2.7%
Computer Software and Services	2.7%
Energy and Utilities	2.6%
Diversified Industrial	2.2%
Consumer Products	2.0%

Specialty Chemicals	1.7%
Telecommunications	1.6%
Automotive: Parts and Accessories	1.0%
Home Furnishings	0.9%
Media	0.8%
Retail	0.7%
Publishing	0.6%
Metals and Mining	0.5%
Agriculture	0.5%
Closed-End Funds	0.2%
Transportation	0.2%
Aerospace	0.2%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (NYSE) that, as of June 5, 2020, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

The Gabelli Go Anywhere Trust

Schedule of Investments — June 30, 2020 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS — 51.1%
	Financial Services — 5.7%
8,400	Citigroup Inc.	$466,533	$429,240
1,600	Flushing Financial Corp.	38,502	18,432
3,900	Icahn Enterprises LP	135,813	189,111
28,000	MoneyGram International Inc.†	79,894	89,880
4,000	Steel Partners Holdings LP†	39,813	21,080
11,000	The Bank of New York Mellon Corp.	466,482	425,150
1,000	The PNC Financial Services Group Inc.	89,359	105,210
4,000	Waddell & Reed Financial Inc., Cl. A	67,776	62,040
9,800	Wells Fargo & Co.	453,741	250,880

		1,837,913	1,591,023

	Health Care — 4.6%
40,000	Achaogen Inc.†	9,938	560
18,000	Bausch Health Cos. Inc.†	368,025	329,220
13,000	Clovis Oncology Inc.†	110,571	87,750
5,000	Covetrus Inc.†	55,158	89,450
20,000	Cutera Inc.†	457,387	243,400
5,500	Idorsia Ltd.†	56,622	175,893
6,500	IntriCon Corp.†	118,574	87,880
5,500	NeoGenomics Inc.†	76,352	170,390
20,000	Pacific Biosciences of California Inc.†	112,544	69,000
1,500	Patterson Cos. Inc.	29,146	33,000

		1,394,317	1,286,543

	Cable and Satellite — 4.1%
26,000	Iridium Communications Inc.†	295,030	661,440
95,000	WideOpenWest Inc.†	623,836	500,650

		918,866	1,162,090

	Machinery — 3.7%
9,000	Astec Industries Inc.	286,683	416,790
72,000	CNH Industrial NV, Borsa Italiana†	753,327	503,793
19,000	Twin Disc Inc.†	185,549	105,260

		1,225,559	1,025,843

	Equipment and Supplies — 3.3%
10,000	Flowserve Corp.	390,756	285,200
22,000	Mueller Industries Inc.	605,705	584,760
1,000	Stratasys Ltd.†	18,420	15,860
3,000	The Eastern Co.	64,520	53,610

		1,079,401	939,430

	Building and Construction — 3.1%
500	Arcosa Inc.	11,210	21,100
37,000	Armstrong Flooring Inc.†	224,922	110,630
1,000	Bouygues SA†	31,677	34,166
23,000	Herc Holdings Inc.†	713,610	706,790

		981,419	872,686

Shares		Cost	Market Value

	Entertainment — 2.9%
3,000	Cherry AB, Cl. B†(a)	$28,485	$28,010
43,000	Grupo Televisa SAB, ADR†	480,756	225,320
6,000	Liberty Media Corp.-Liberty Braves, Cl. A†	128,848	120,480
28,800	Sirius XM Holdings Inc.	133,701	169,056
11,500	ViacomCBS Inc., Cl. B	217,825	268,180

		989,615	811,046

	Real Estate — 2.9%
14,000	Griffin Industrial Realty Inc.	418,310	758,380
33,500	Trinity Place Holdings Inc.†	121,870	46,230

		540,180	804,610

	Food and Beverage — 2.7%
400	Chr. Hansen Holding A/S	21,943	41,251
1,000	Diageo plc, ADR	106,429	134,390
7,800	Farmer Brothers Co.†	94,310	57,252
800	National Beverage Corp.†	37,016	48,816
1,000	Nestlé SA	73,910	110,549
700	Pernod Ricard SA	74,288	110,142
1,200	Remy Cointreau SA	112,838	163,401
1,000	The J.M. Smucker Co.	101,949	105,810

		622,683	771,611

	Computer Software and Services — 2.7%
3,000	Box Inc., Cl. A†	49,258	62,280
1,000	Business & Decision†	9,251	8,909
10,000	Diebold Nixdorf Inc.†	36,774	60,600
13,000	Digi International Inc.†	148,030	151,450
7,500	FireEye Inc.†	106,783	91,314
28,000	Hewlett Packard Enterprise Co.	373,856	272,440
500	Rockwell Automation Inc.	88,816	106,500

		812,768	753,493

	Energy and Utilities — 2.6%
2,200	Dominion Energy Inc.	154,857	178,596
4,800	Dril-Quip Inc.†	167,272	142,992
9,000	Mueller Water Products Inc., Cl. A	99,618	84,870
4,200	National Fuel Gas Co.	209,443	176,106
7,000	The AES Corp.	72,309	101,430
1,800	UGI Corp.	71,640	57,240

		775,139	741,234

	Diversified Industrial — 2.2%
1,400	EnPro Industries Inc.	69,443	69,006
5,000	Griffon Corp.	73,918	92,600
2,800	Hyster-Yale Materials Handling Inc.	130,337	108,248
12,000	Myers Industries Inc.	176,830	174,600
3,500	Textron Inc.	170,297	115,185
2,500	Trinity Industries Inc.	51,892	53,225

		672,717	612,864

See accompanying notes to financial statements.

The Gabelli Go Anywhere Trust

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Consumer Products — 2.0%
6,500	Edgewell Personal Care Co.†	$189,764	$202,540
3,600	Energizer Holdings Inc.	146,558	170,964
20,000	Mattel Inc.†	236,952	193,400

		573,274	566,904

	Specialty Chemicals — 1.7%
25,000	GCP Applied Technologies Inc.†	619,486	464,500

	Telecommunications — 1.6%
10,000	CenturyLink Inc.	175,097	100,300
32,000	Sistema PJSC FC, GDR	125,111	151,680
4,600	United States Cellular Corp.†	173,926	142,002
26,000	VEON Ltd., ADR	96,977	46,800

		571,111	440,782

	Automotive: Parts and Accessories — 1.0%
8,000	Dana Inc.	81,420	97,520
7,000	Navistar International Corp.†	179,686	197,400

		261,106	294,920

	Home Furnishings — 0.9%
4,000	Bassett Furniture Industries Inc.	39,919	29,400
4,400	Hunter Douglas NV†	302,546	234,810

		342,465	264,210

	Media — 0.8%
11,500	Sinclair Broadcast Group Inc., Cl. A	324,466	212,290

	Retail — 0.7%
1,200	Cars.com Inc.†	10,218	6,912
600	Ingles Markets Inc., Cl. A	12,912	25,842
21,000	Lands’ End Inc.†	243,050	168,840

		266,180	201,594

	Publishing — 0.6%
5,000	Meredith Corp.	163,875	72,750
11,000	The E.W. Scripps Co., Cl. A	136,803	96,250

		300,678	169,000

	Agriculture — 0.5%
3,500	Bunge Ltd.	172,831	143,955

	Metals and Mining — 0.4%
10,000	Freeport-McMoRan Inc.	114,554	115,700

	Transportation — 0.2%
1,000	GATX Corp.	42,524	60,980

	Aerospace — 0.2%
1,400	Allied Motion Technologies Inc	44,059	49,420

	TOTAL COMMON STOCKS	15,483,311	14,356,728

Shares		Cost	Market Value

	CLOSED-END FUNDS — 0.2%
3,000	Altaba Inc., Escrow†	$55,845	$64,500

	RIGHTS — 0.2%
	Health Care — 0.1%
10,000	Dova Pharmaceuticals Inc., CVR†	0	5,000
25,000	Innocoll, CVR†(a)	15,000	0
10,000	Ipsen SA/Clementia, CVR†(a)	13,500	13,500
3,600	Ocera Therapeutics, CVR†(a)	972	774

		29,472	19,274

	Metals and Mining — 0.1%
67,000	Pan American Silver Corp., CVR†	15,410	45,962

	TOTAL RIGHTS	44,882	65,236

	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
1,155	Weatherford International plc, expire 12/13/23†	0	196

Principal Amount

	U.S. GOVERNMENT OBLIGATIONS — 48.5%
$13,625,000	U.S. Treasury Bills, 0.030% to 0.401%††, 07/02/20 to 09/24/20	13,621,629	13,622,857

TOTAL INVESTMENTS — 100.0%		$29,205,667	28,109,517

Other Assets and Liabilities (Net)			183,703

PREFERRED SHARES (291,789 preferred shares outstanding)			(11,671,560)

NET ASSETS — COMMON SHARES (1,549,727 common shares outstanding)			$16,621,660

NET ASSET VALUE PER COMMON SHARE ($16,621,660 ÷ 1,549,727 shares outstanding)			$10.73

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
GDR	Global Depositary Receipt

See accompanying notes to financial statements.

The Gabelli Go Anywhere Trust

Statement of Assets and Liabilities

June 30, 2020 (Unaudited)

Assets:
Investments, at value (cost $29,205,667)	$28,109,517
Foreign currency, at value (cost $5,207)	5,340
Cash	1,979
Deposit at brokers	173,729
Receivable for investments sold	192,135
Dividends and interest receivable	21,690
Prepaid expenses	976

Total Assets	28,505,366

Liabilities:
Distributions payable	8,105
Payable for investments purchased	12,060
Payable for investment advisory fees	22,223
Payable for legal and audit fees	72,969
Payable for payroll expenses	16,327
Payable for shareholder communications expenses	44,149
Other accrued expenses	36,313

Total Liabilities	212,146

Preferred Shares, $0.001 par value, unlimited number of shares authorized:
Series A Cumulative, Puttable, and Callable Preferred Shares ($40 liquidation value, 291,789 shares issued and outstanding)	11,671,560

Net Assets Attributable to Common Shareholders	$16,621,660

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$25,121,339
Total accumulated loss	(8,499,679)

Net Assets	$16,621,660

Net Asset Value per Common Share:
($16,621,660 ÷ 1,549,727 shares outstanding at $0.001 par value; unlimited number of shares authorized)	$10.73

Statement of Operations

For the Six Months Ended June 30, 2020 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $1,022)	$175,812
Interest	43,844

Total Investment Income	219,656

Expenses:
Investment advisory fees	176,154
Legal and audit fees	64,671
Shareholder communications expenses	32,429
Trustees’ fees	25,361
Payroll expenses	21,634
Shareholder services fees	16,850
Custodian fees	6,134
Miscellaneous expenses	23,325

Total Expenses	366,558

Less:
Expenses paid indirectly by broker (See Note 3)	(724)

Net Expenses	365,834

Net Investment Loss	(146,178)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized loss on investments	(6,849,869)
Net realized gain on foreign currency transactions	3

Net realized loss on investments and foreign currency transactions	(6,849,866)

Net change in unrealized appreciation/depreciation:
on investments	(3,693,246)
on foreign currency translations	(246)

Net change in unrealized appreciation/ depreciation on investments and foreign currency translations	(3,693,492)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	(10,543,358)

Net Decrease in Net Assets Resulting from Operations	(10,689,536)

Total Distributions to Preferred Shareholders	(402,550)

Net Decrease in Net Assets Attributable to Common Shareholders Resulting from Operations	$(11,092,086)

See accompanying notes to financial statements.

The Gabelli Go Anywhere Trust

Statement of Changes in Net Assets Attributable to Common Shareholders

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations:
Net investment loss	$(146,178)	$(37,685)
Net realized gain/(loss) on investments and foreign currency transactions	(6,849,866)	238,307
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(3,693,492)	6,339,351

Net Increase/(Decrease) in Net Assets Resulting from Operations	(10,689,536)	6,539,973

Distributions to Preferred Shareholders:
Accumulated earnings	—	(433,231)
Return of capital	(402,550)*	(634,768)

Total Distributions to Preferred Shareholders	(402,550)	(1,067,999)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	(11,092,086)	5,471,974

Distributions to Common Shareholders:
Return of capital	(387,472)*	(1,288,291)

Total Distributions to Common Shareholders	(387,472)	(1,288,291)

Fund Share Transactions:
Net increase in net assets from repurchase of preferred shares	116,742	—
Net decrease from repurchase of common shares	(83,451)	(878,829)

Net Increase/(Decrease) in Net Assets from Fund Share Transactions	33,291	(878,829)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders	(11,446,267)	3,304,854

Net Assets Attributable to Common Shareholders:
Beginning of year	28,067,927	24,763,073

End of period	$16,621,660	$28,067,927

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

The Gabelli Go Anywhere Trust

Financial Highlights

Selected data for a common share of beneficial interest outstanding throughout the period:

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,						Period Ended December 31, 2016 (a)
			2019		2018		2017
Operating Performance:
Net asset value, beginning of period	$18.05		$15.36		$20.30		$18.82		$18.96	(b)

Net investment loss		(0.09)	(0.03)		(0.04)		(0.02)			(0.12)
Net realized and unrealized gain/(loss) on investments and foreign currency transactions		(6.81)	4.10		(3.43)		2.63		0.32

Total from investment operations		(6.90)	4.07		(3.47)		2.61		0.20

Distributions to Preferred Shareholders: (c)
Net investment income	—		—		—		(0.01)		—
Net realized gain	—		(0.27)		(0.67)		(0.89)		—
Return of capital	(0.26	)*	(0.39)		—		(0.06)			(0.34)

Total distributions to preferred shareholders		(0.26)	(0.66)		(0.67)		(0.96)			(0.34)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations		(7.16)	3.41		(4.14)		1.65			(0.14)

Distributions to Common Shareholders:
Net realized gain	—		—		(0.28)		—		—
Return of capital	(0.25	)*	(0.80)		(0.52)		(0.20)		—

Total distributions to common shareholders		(0.25)	(0.80)		(0.80)		(0.20)		—

Fund Share Transactions:
Increase in net asset value from repurchase of common shares	0.01		0.08		—		—		—
Increase in net asset value from repurchase of preferred shares	0.08		—		—		—		—
Recapture of gain on sale of Fund shares by an affiliate	—		—		—		0.03		—
Increase in net asset value from common shares issued upon reinvestment of dividends	—		—		0.00	(d)	—		—

Net Asset Value Attributable to Common Shareholders, End of Period	$10.73		$18.05		$15.36		$20.30		$18.82

NAV total return †		(38.88)%	23.03%		(21.13)%		8.94%			1.95%

Market value, end of period	$9.67		$15.41		$14.10		$18.04		$21.03

Investment total return ††		(35.30)%	14.73%		(18.30)%		(13.27)%			6.48%

Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$28,293		$49,122		$46,233		$54,154		$51,780
Net assets attributable to common shares, end of period (in 000’s)	$16,622		$28,068		$24,763		$32,684		$30,310
Ratio of net investment income/(loss) to average net assets attributable to common shares before preferred distributions	(1.49	)%(e)	(0.14)%		(0.23)%		(0.09)%		(2.02	)%(e)
Ratio of operating expenses to average net assets attributable to common shares(f)	3.72	%(e)(g)	2.91	%(g)	2.78	%(g)	2.50	%(g)	2.95	%(e)
Portfolio turnover rate		12.8%	86.2%		102.3%		180.2%			101.5%
Series A Cumulative Preferred Shares:
Liquidation value, end of period (in 000’s)	$11,672		$21,054		$21,470		$21,470		$21,470
Total shares outstanding (in 000’s)	292		526		537		537		537
Liquidation preference per share	$40.00		$40.00		$40.00		$40.00		$40.00
Average market value(h)	$40.70		$41.34		$42.51		$44.91		$50.97
Asset coverage per share	$96.96		$93.33		$86.14		$100.89		$96.47
Asset Coverage		242%	233%		215%		252%			241%

†

The NAV total return reflects changes in the NAV per share and is net of expenses. The inception return is based on an NAV of $18.46 as of November 2, 2016. During the period September 2, 2016 through November 1, 2016, the Fund traded as a combination. Total return for a period of less than one year is not annualized.

††

The investment total return reflects changes in closing market value on the NYSE American. Inception return is based on a price of $19.75 as of November 2, 2016. During the period September 2, 2016 through November 1, 2016, the Fund traded as a combination. Total return for a period of less than one year is not annualized.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	The Fund commenced investment operations on September 2, 2016.
(b)	The beginning of period NAV reflects a $0.04 reduction for offering costs associated with the initial public offering.
(c)	Calculated based on average common shares outstanding on record dates throughout the periods.
(d)	Amount represents less than $0.005 per share.
(e)	Annualized.

See accompanying notes to financial statements.

The Gabelli Go Anywhere Trust

Financial Highlights (Continued)

Selected data for a common share of beneficial interest outstanding throughout the period:

(f)

Ratio of operating expenses to average net assets including liquidation value of preferred shares for the six months ended June 30, 2020 and the years ended December 31, 2019, 2018, 2017, and the period ended December 31, 2016, would have been 2.03%, 1.64%, 1.65%, 1.48%, and 1.73%, respectively.

(g)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2020 and the years ended December 30, 2019, 2018, and 2017, there was no impact on the expense ratios.

(h)

The average market value of the Series A preferred shares is based on weekly prices that are above the liquidation price of a Series A preferred share and these market prices are not likely to be sustainable.

See accompanying notes to financial statements.

The Gabelli Go Anywhere Trust

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Go Anywhere Trust (the Fund) is a non-diversified closed-end management investment company organized as a Delaware statutory trust on February 26, 2015 and registered under the Investment Company Act of 1940, as amended (the 1940 Act), whose primary objective is total return, consisting of capital appreciation and current income. Investment operations commenced on September 2, 2016.

Under normal market conditions, the Fund intends to invest primarily in a broad range of equity securities consisting of common stock, preferred stock, convertible or exchangeable securities, depositary receipts, and warrants and rights to purchase such securities and, to a lesser extent, in debt securities.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Gabelli Go Anywhere Trust

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2020 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/20
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Entertainment	$783,036	—	$28,010	$811,046
Other Industries (a)	13,545,682	—	—	13,545,682
Total Common Stocks	14,328,718	—	28,010	14,356,728
Closed-End Funds	—	$64,500	—	64,500
Rights (a)	—	50,962	14,274	65,236
Warrants (a)	196	—	—	196
U.S. Government Obligations	—	13,622,857	—	13,622,857
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$14,328,914	$13,738,319	$42,284	$28,109,517

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

During the six months ended June 30, 2020, the Fund did not have material transfers into or out of Level 3.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which

The Gabelli Go Anywhere Trust

Notes to Financial Statements (Unaudited) (Continued)

are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Investments in other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata port on of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2020, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of

The Gabelli Go Anywhere Trust

Notes to Financial Statements (Unaudited) (Continued)

many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Distributions to Shareholders. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

Under the Fund’s current common share distribution policy, the Fund declares and pays quarterly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Pursuant to this policy, distributions during the year may be made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

Distributions to shareholders of the Fund’s Series A Cumulative Puttable and Callable Preferred Shares (Preferred Shares) are recorded on a daily basis and are determined as described in Note 5.

The Gabelli Go Anywhere Trust

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions paid during the year ended December 31, 2019 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income (inclusive of short term capital gains)	—	$433,231
Return of capital	$1,288,291	634,768

Total distributions paid	$1,288,291	$1,067,999

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized depreciation at June 30, 2020:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Depreciation
Investments	$30,080,281	$1,763,168	$(3,733,932)	$(1,970,764)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2020, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2020, the Adviser has reviewed the open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average weekly net assets including the liquidation value of preferred stock. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

During the six months ended June 30, 2020, the Fund paid $13,032 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

During the six months ended June 30, 2020, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expense paid through the brokerage arrangement during this period was $724.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating

The Gabelli Go Anywhere Trust

Notes to Financial Statements (Unaudited) (Continued)

the Fund’s NAV. The Fund reimburses the Adviser for this service. The Adviser did not seek a reimbursement during the six months ended June 30, 2020.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from the Adviser or its affiliates). During the six months ended June 30, 2020, the Fund accrued $21,634 in payroll expenses in the Statement of Operations.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $6,000 plus $1,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. The Audit Committee Chairman and Lead Trustee each receives an annual fee of $2,000. The Nominating Committee Chairman receives an annual fee of $1,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2020, other than short term securities and U.S. Government obligations, aggregated $3,246,312 and $18,607,569, respectively.

5. Capital. The Fund is authorized to issue an unlimited number of capital shares of $0.001 par value, which the Board may classify from time to time as common shares of beneficial interest or preferred shares. On September 2, 2016, the Fund offered up to 2,000,000 combinations consisting of three Common Shares and one $40 Preferred Share. This offering was in addition to 1,713 combinations issued previously as seed capital for $166,161. Pursuant to the offering on September 2, 2016, the Fund issued 535,031 combinations receiving proceeds of $51,898,007, before deduction of offering expenses of $63,609. On November 2, 2016, the combination split and began trading separately on the NYSE American as common shares and preferred shares. The Board has authorized the Fund to repurchase its common shares in the open market when the common shares are trading at a discount from NAV of 7.5% or more (or such other percentage as the Board may determine from time to time) and to repurchase its Preferred Shares when trading at a discount to its liquidation preference. During the six months ended June 30, 2020 and the year ended December 31, 2019, the Fund repurchased and retired 5,488 and 57,437 of its common shares at an investment of $83,451 and $878,829 and an average discount of approximately 11.74% and 14.20%, respectively, from its NAV.

Transactions in shares of common shares of beneficial interest were as follows:

Six Months Ended
	June 30, 2020		Year Ended
	(Unaudited)		December 31, 2019
	Shares	Amount	Shares	Amount
Decrease from repurchase of common shares	(5,488)	$(83,451)	(57,437)	$(878,829)

At no later than 30 days prior to September 2, 2021, the then outstanding common shares will be subject to a tender offer at a price per common share determined by the Board and expressed as a percentage (but not less than 95%) of the NAV per common share most recently determined as of the close of business on the last business day prior to the date the Fund purchases common shares.

The Gabelli Go Anywhere Trust

Notes to Financial Statements (Unaudited) (Continued)

The Preferred Shares are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on shares of the Preferred Shares are cumulative. The Fund is required by the 1940 Act and by the Statement of Preferences to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Preferred Shares at the redemption price of $40 per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed rate, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

The liquidation value of the Preferred Shares is $40 per share. The Preferred Shares had an annual dividend rate of 8.00% through June 2017 and 5.00% for the subsequent eight dividend periods ending on or prior to June 26, 2019. On July 22, 2019, the Board of Trustees approved the continuation of the annual dividend rate for the Series A Preferred Shares at 5.00%, effective for one year after the dividend period ended September 26, 2019.

On September 26, 2019, the Fund redeemed and retired 10,401 shares of Series A Preferred at their liquidation value of $40 per share. The Fund will redeem all or any part of the Preferred Shares that holders have properly submitted for redemption during the 30 day period prior to September 26, 2021 at the liquidation value plus any accumulated and unpaid dividends. During the six months ended June 30, 2020, the Fund repurchased and retired 234,554 of the Series A Preferred shares at an investment of $9,265,418 and an average discount of approximately 1.24% from its liquidation preference.

At June 30, 2020, 291,789 Series A Preferred were outstanding and accrued dividends amounted to $8,105.

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common shares as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and under certain circumstances are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the Preferred Shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the Preferred Shares, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting shares must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

6. Significant Shareholder. As of June 30, 2020, 75.0% of the Common Shares and 35.6% of the Preferred Shares were beneficially owned by the Adviser or its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

7. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or

The Gabelli Go Anywhere Trust

Notes to Financial Statements (Unaudited) (Continued)

losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

8. Subsequent Events. Management has evaluated the impact of all subsequent events occurring through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

Shareholder Meeting – May 11, 2020 – Final Results

The Fund’s Annual Meeting of Shareholders was held virtually on May 11, 2020. At that meeting, preferred shareholders re-elected Anthony S. Colavita and Kuni Nakamura as Trustees of the Fund, with a total 504,167 votes and 504,167 votes cast in favor of these Trustees, and a total of 1,805 votes and 1,805 votes withheld for these Trustees, respectively.

Mario J. Gabelli, Frank J. Fahrenkopf, Jr., and Michael J. Melarkey continue to serve in their capacities as Trustees of the Fund.

We thank you for your participation and appreciate your continued support.

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THE GABELLI GO ANYWHERE TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Ronald S. Eaker joined GAMCO Investors, Inc. in 1987. Currently he is a Managing Director of Gabelli Fixed Income, LLC and a portfolio manager of Gabelli Funds, LLC. Mr. Eaker manages short term cash products and high grade intermediate fixed income products. Prior to joining Gabelli, Mr. Eaker was affiliated with Frank Henjes & Co. He is a graduate of Pennsylvania State University with a BS in Finance.

Robert D. Leininger, CFA, joined GAMCO Investors, Inc. in 1993 as an equity analyst. Subsequently, he was a partner and portfolio manager at Rorer Asset Management before rejoining GAMCO in 2010 where he currently serves as a portfolio manager of Gabelli Funds, LLC. Mr. Leininger is a magna cum laude graduate of Amherst College with a degree in Economics and holds an MBA degree from the Wharton School at the University of Pennsylvania.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per common share appears in the Publicly Traded Funds column, under the heading “General Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “General Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGGOX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI GO ANYWHERE TRUST

One Corporate Center

Rye, NY 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com

GABELLI.COM

TRUSTEES

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

Anthony S. Colavita

President

Anthony S. Colavita, P.C.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Kuni Nakamura

President

Advanced Polymer, Inc.

OFFICERS

Bruce N. Alpert

President

John C. Ball

Treasurer

Andrea R. Mango

Secretary & Vice President

Richard J. Walz

Chief Compliance Officer

David I. Schachter

Vice President & Ombudsman

Laurissa M. Martire

Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

The Bank of New York Mellon

COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

TRANSFER AGENT AND REGISTRAR

Computershare Trust Company, N.A.

GGO Q2/2020

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/2020 through 01/31/2020	Common – 4,729 Preferred Series A – N/A	Common – $15.5511 Preferred Series A – N/A	Common – 4,729 Preferred Series A – N/A	Common – 1,555,215 - 4,729 = 1,550,486 Preferred Series A – 526,343

Month #2 02/01/2020 through 02/29/2020	Common – 158 Preferred Series A – N/A	Common – $14.9250 Preferred Series A – N/A	Common – 158 Preferred Series A – N/A	Common – 1,550,486 - 158 = 1,550,328 Preferred Series A – 526,343

Month #3 03/01/2020 through 03/31/2020	Common – 401 Preferred Series A – 40,000	Common – $11.5970 Preferred Series A – N/A	Common – 401 Preferred Series A – 40,000	Common – 1,550,328 - 401 = 1,549,927 Preferred Series A – 526,343 - 40,000 = 486,343

Month #4 04/01/2020 through 04/30/2020	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 1,549,927 Preferred Series A – 486,343 - 194,554 = 291,789

Month #5 05/01/2020 through 05/31/2020	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 1,549,927 Preferred Series A – 291,789

Month #6 06/01/2020 through 06/30/2020	Common – 200 Preferred Series A – N/A	Common – $9.80 Preferred Series A – N/A	Common – 200 Preferred Series A – N/A	Common – 1,549,927 - 200 = 1,549,727 Preferred Series A – 291,789

Total	Common – 5,488 Preferred Series A – 234,554	Common – $13.6388 Preferred Series A – $39.81	Common – 5,488 Preferred Series A – 234,554	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.

The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs semiannually in the Fund’s reports to shareholders in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.

The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 7.5% or more from the net asset value of the shares.

Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value of $40.00.
c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.
d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.
e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Gabelli Go Anywhere Trust

By (Signature and Title)*           /s/ Bruce N. Alpert

                                                    Bruce N. Alpert, President and Principal Executive Officer

Date                                             September 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Bruce N. Alpert

                                                    Bruce N. Alpert, President and Principal Executive Officer

Date                                            September 4, 2020

By (Signature and Title)*           /s/ John C. Ball

                                                     John C. Ball, Principal Financial Officer and Treasurer

Date                                              September 4, 2020

* Print the name and title of each signing officer under his or her signature.